FAIR VALUE OF FINANCIAL INSTRUMENTS - Reverse Mortgage Loans (Details 10) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2013
Valuation allowance/(reversal) in current year	$ 461		$ 461	[1]
Weighted average life (years)			5 years 8 months 12 days	[2]
Reverse Mortgage Loans
Outstanding face amount	57,552	[3]	57,552	[3]
Carrying value	33,539	[3]	33,539	[3]
Fair value	33,539		33,539
Valuation allowance/(reversal) in current year			$ 461
Discount rate			10.30%
Weighted average life (years)			3 years 8 months 12 days	[4]

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	The weighted average life is based on the timing of expected principal reduction on the assets.
[3]	Represents a 70% interest New Residential holds in the reverse mortgage loans.
[4]	The weighted average life is based on the expected timing of the receipt of cash flows.